BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
SEMI-ANNUAL REPORT TO SHAREHOLDERS
MARCH 31, 2003 (UNAUDITED)

                         BLACKROCK STRATEGIC PORTFOLIO I

TOTAL NET ASSETS (3/31/03):       $34.7 million
PERFORMANCE BENCHMARK:            Lehman Brothers U.S. Aggregate Index
INVESTMENT APPROACH:              Seeks to maximize total return through the
                                  investment in a portfolio of investment grade fixed income securities of foreign and U.S.
                                  issuers denominated in foreign currencies, baskets of foreign currencies and the U.S.
                                  dollar.

RECENT PORTFOLIO MANAGEMENT ACTIVITY

o Economic growth in Europe and Japan remained generally sluggish over the first half of the semi-annual period, with stronger growth in Canada and Australia. In Canada, the unemployment rate remained low and inflationary pressures took hold. The Bank of Canada accordingly shifted to a tightening bias during the quarter, while Australia was boosted by strength in the housing market and a declining jobless rate. In early December, the European Central Bank (ECB) cut rates by 50 basis points (bps), as expected. Meanwhile, Germany remained the exemplar of the continent's troubled consumer and business confidence.

o During the fourth quarter of 2002, the portfolio maintained a significant allocation to Euro-denominated agency bonds. The portfolio continued to find the fixed income environment in Europe attractive owing to a slowing economy and declining inflation readings. With inflationary data at approximately 2.3% and the euro appreciating vis-a-vis the dollar, the ECB signaled the potential for further rate cuts should the economy and inflation show continued declines. Consequently, the portfolio deployed some of its cash reserves and took a position in shorter maturity Danish government bonds. The portfolio also took profits and sold its positions in New Zealand.

o In light of the economic and geopolitical concerns that continued to afflict global markets during the second half of the semi-annual period, many of the world's monetary authorities attempted to combat further deterioration by providing additional monetary stimulus. Indeed, the central banks of many nations elected to reduce interest rates over the quarter, including the ECB, Denmark, Switzerland, Sweden, the UK, and Norway. While there is no doubt that the onset of armed conflict in Iraq took its toll on consumer sentiment, the strength of the underlying economic environment remained a pivotal concern.

o During the first quarter of 2003, the portfolio maintained a significant allocation to Euro-denominated agency bonds. While the U.S. has been the epicenter of the global economic downturn, it is now significantly farther along than Europe in the recovery cycle. The portfolio continued to find the fixed income environment in Europe attractive owing to a slowing economy and benign inflationary readings. As prospects for economic growth in the Eurozone remain uncertain, the portfolio continued to maintain its position in Danish government issues. Additionally, the portfolio took the opportunity to sell out of its positions in U.S. Treasuries in favor of Canadian bonds, which were considered more attractive on a relative basis.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE STRATEGIC PORTFOLIO
   I AND THE LEHMAN BROTHERS U.S. AGGREGATE INDEX FROM INCEPTION AND AT EACH
                            SEMI-ANNUAL PERIOD END.

           EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

                                                     Lehman Brothers
                 Strategic Portfolio I          U.S. Aggregate Index
10/6/97                        $10,000                       $10,000
12/31/97                        10,141                        10,214
3/31/98                         10,303                        10,371
6/30/98                         10,515                        10,614
9/30/98                         11,084                        11,062
12/31/98                        11,136                        11,099
3/31/99                         11,131                        11,043
6/30/99                         11,164                        10,946
9/30/99                         11,290                        11,021
12/31/99                        11,349                        11,007
3/31/00                         11,478                        11,250
6/30/00                         11,786                        11,446
9/30/00                         12,245                        11,791
12/31/00                        13,268                        12,287
3/31/01                         13,709                        12,660
6/30/01                         13,542                        12,731
9/30/01                         14,144                        13,318
12/31/01                        14,448                        13,324
3/31/02                         14,484                        13,337
6/30/02                         15,350                        13,829
9/30/02                         15,521                        14,463
12/31/02                        16,037                        14,691
3/31/03                         16,070                        14,895

                            Performance as of 3/31/03



                  STRATEGIC PORTFOLIO I - AVERAGE ANNUAL RETURN
               1 Yr              3 Yr             5 Year        From Inception
              10.95%            11.87%             9.30%             9.04%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 2003, the portfolio is actively managed and the composition will vary.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                          BlackRock Strategic Portfolio

AS OF MARCH 31, 2003 (UNAUDITED)

                                                         PAR
                                       MATURITY         (000)          VALUE
                                       --------        -------      -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 37.1%
  Federal Home Loan Mortgage
    Corporation
    4.63%
  (Cost $9,593,184)                    02/15/07        $10,000      $11,470,483
                                                                    -----------
FOREIGN BONDS -- 61.6%

CANADA -- 36.7%
  Canada Housing Trust
     4.40%                             03/15/08          2,450(b)     1,647,940
  Government of Canada
     5.25%                             06/01/12         12,000(b)     8,250,235
  Province of Ontario
     6.10%                             11/19/10          2,000(b)     1,437,425
                                                                    -----------
                                                                      11,335,600
                                                                    -----------

DENMARK -- 24.9%
  Kingdom of Denmark
     5.00%                             08/15/05         50,000(b)     7,692,364
                                                                    -----------
TOTAL FOREIGN BONDS
  (Cost $17,670,146)                                                 19,027,964
                                                                    -----------

                                                      NUMBER
                                                     OF SHARES         VALUE
                                                     ---------      -----------
SHORT TERM INVESTMENTS -- 1.3%
  Galileo Money Market Fund
  (Cost $391,841)                                      391,841          391,841
                                                                    -----------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $27,655,171(a))                                             $30,890,288
                                                                    ===========

--------------------
(a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
        Gross unrealized appreciation                     $3,236,506
        Gross unrealized depreciation                         (1,389)
                                                          ----------
        Total                                             $3,235,117
                                                          ==========
(b) In local currency.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                          BlackRock Strategic Portfolio

MARCH 31, 2003 (UNAUDITED)

ASSETS
Investments at value (Cost $27,655,171)                              $30,890,288
Cash denominated in foreign currencies (Cost $90,520)                     94,303
Collateral received for future contracts 1                               100,000
Interest receivable                                                      468,402
Investments sold receivable                                            8,265,009
Prepaid expenses                                                             184
Unrealized appreciation of forward foreign currency contracts              6,554
                                                                     -----------
      TOTAL ASSETS                                                    39,824,740
                                                                     -----------
LIABILITIES
Investments purchased payable                                          4,708,890
Distributions payable                                                    120,146
Administrative fees payable                                                4,510
Transfer agent fees payable                                                1,010
Other accrued expenses payable                                            18,741
Futures margin payable                                                    14,035
Unrealized depreciation on forward foreign currency contracts            295,972
                                                                     -----------
      TOTAL LIABILITIES                                                5,163,304
                                                                     -----------

NET ASSETS (Applicable to 3,947,982 Institutional shares)            $34,661,436
                                                                     ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER INSTITUTIONAL
SHARE ($34,661,436 / 3,947,982)                                      $      8.78
                                                                     ===========

1. Cash received as collateral on 62 short
Australian Bank Bill futures contracts expiring
September 2003 and 17 short U.S. Treasury Notes futures contracts expiring June 2003. The value of such contracts on March 31, 2003 was $10,562,245, with an unrealized gain of $9,806.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                 BLACKROCK FUNDS

                              STRATEGIC PORTFOLIO I
                             STATEMENT OF OPERATIONS

                                                                    For the Six
                                                                   Months Ended
                                                                     03/31/03
                                                                    (Unaudited)
                                                                   ------------
INVESTMENT INCOME:
  Interest                                                          $   716,994
                                                                    -----------
EXPENSES:
  Investment advisory fee                                                33,771
  Administration fee                                                     38,837
  Transfer agent fee                                                      5,773
  Legal and audit                                                           712
  Printing                                                                2,221
  Trustees' fees                                                             45
  Other                                                                   6,707
                                                                    -----------
                                                                         88,066
Less fees waived                                                        (43,442)
                                                                    -----------
      Total expenses                                                     44,624
                                                                    -----------
Net investment income                                                   672,370
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS:
  Net realized gain (loss) from:
    Investment transactions (net
    of foreign taxes)                                                   223,552
    Futures contracts                                                  (149,768)
    Foreign currency related
    transactions                                                     (1,312,287)
                                                                    -----------
                                                                     (1,238,503)
                                                                    -----------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
    Investments (net of foreign
    taxes)                                                            1,587,317
    Futures contracts                                                   345,597
    Foreign currency related
    transactions                                                       (181,228)
                                                                    -----------
                                                                      1,751,686
                                                                    -----------
Net gain on investments, futures
contracts and foreign currency
transactions                                                            513,183
                                                                    -----------
Net increase in net assets resulting
from operations                                                     $ 1,185,553
                                                                    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                 BLACKROCK FUNDS

                              STRATEGIC PORTFOLIO I
                       STATEMENT OF CHANGES IN NET ASSETS


                                                  For the Six         For the
                                                  Months Ended         Year
                                                    03/31/03           Ended
                                                  (Unaudited)        09/30/02
                                                 -------------      -----------
INCREASE (DECREASE) IN NET ASSETS:

  OPERATIONS:

    Net investment income                         $   672,370       $ 1,551,989
    Net realized gain (loss) on
    investments, futures contracts
    and foreign currency related
    transactions                                   (1,238,503)        1,476,694
    Net unrealized gain on
    investments, futures contracts
    and foreign currency related
    transactions                                    1,751,686            91,138
                                                  -----------       -----------
    Net increase in net assets
    resulting from operations                       1,185,553         3,119,821
                                                  -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

    Net investment income                          (1,544,200)       (2,916,702)
    Short-term and foreign currency
    gains                                                  --        (1,161,060)
                                                  -----------       -----------
    Total distributions to
    shareholders                                   (1,544,200)       (4,077,762)
                                                  -----------       -----------
Capital share transactions                          3,766,943        (1,086,324)
                                                  -----------       -----------
    Total increase (decrease) in net
    assets                                          3,408,296        (2,044,265)

NET ASSETS:

    Beginning of period                            31,253,140        33,297,405
                                                  -----------       -----------
    End of period                                 $34,661,436       $31,253,140
                                                  ===========       ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BlackRock Funds
Strategic Portfolio I
Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period:                       For the Six Months    For the      For the     For the
                                                                        Ended 3/31/03     Year Ended   Year Ended   Year Ended
                                                                         (Unaudited)        9/30/02      9/30/01      9/30/00
                                                                      ------------------  ----------   ----------   ----------
PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning of period                                         $8.87           $9.20        $8.63       $8.51
                                                                             -----           -----        -----       -----

     Net investment income                                                    0.14            0.42 (c)     0.72        0.57
     Net realized and unrealized gain (loss) on investments                   0.17            0.40         0.58        0.12
                                                                             -----           -----        -----       -----
         Net increase from investment operations                              0.31            0.82         1.30        0.69
                                                                             -----           -----        -----       -----

     Distributions from net investment income                                (0.40)          (1.15)       (0.65)      (0.57)
     Distributions from net realized gains                                      --              --        (0.08)         --
                                                                             -----           -----        -----       -----
          Total distributions                                                (0.40)          (1.15)       (0.73)      (0.57)
                                                                             -----           -----        -----       -----

     Net asset value, end of period                                          $8.78           $8.87        $9.20       $8.63
                                                                             =====           =====        =====       =====
TOTAL RETURN                                                                  3.54%           9.74%       15.51%       8.46%

RATIOS / SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                                   $34,661         $31,253      $33,297     $29,367

Ratio of expenses to average net assets                                       0.26% (b)       0.85%        0.27%       0.26%
Ratio of expenses to average net assets (excluding interest expense)          0.26% (b)       0.26%        0.26%       0.26%
Ratio of expenses to average net assets (excluding waivers)                   0.52% (b)       1.15%        0.60%       0.68%

Ratio of net investment income to average net assets                          3.98% (b)       4.73%        5.82%       6.67%
Ratio of net investment income to average net assets (excluding waivers)      3.72% (b)       4.43%        5.49%       6.25%

Portfolio turnover                                                              97%            180%         189%        324%

--------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:                             For the      For the Period
                                                                          Year Ended   10/6/97(a) through
                                                                            9/30/99          9/30/98
                                                                          ----------   ------------------
PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning of period                                         $10.46          $10.00
                                                                              -----          ------

     Net investment income                                                     0.43            0.51
     Net realized and unrealized gain (loss) on investments                   (0.28)           0.53
                                                                              -----          ------
         Net increase from investment operations                               0.15            1.04
                                                                              -----          ------

     Distributions from net investment income                                 (0.43)          (0.58)
     Distributions from net realized gains                                    (1.67)             --
                                                                              -----          ------
          Total distributions                                                 (2.10)          (0.58)
                                                                              -----          ------

     Net asset value, end of period                                           $8.51          $10.46
                                                                              =====          ======
TOTAL RETURN                                                                   1.86%          10.84%

RATIOS / SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                                     $7,214         $31,654

Ratio of expenses to average net assets                                        0.31%           0.26% (b)
Ratio of expenses to average net assets (excluding interest expense)           0.26%           0.26% (b)
Ratio of expenses to average net assets (excluding waivers)                    0.68%           0.60% (b)

Ratio of net investment income to average net assets                           4.94%           5.39% (b)
Ratio of net investment income to average net assets (excluding waivers)       4.57%           5.05% (b)

Portfolio turnover                                                               78%            164%

--------------------------------------------------------------------------------------------------------

(a) Commencement of operations.
(b) Annualized.
(c) Calculated using the average shares outstanding method.

See Accompanying Notes To Financial Statements

BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     BlackRock Funds(SM) (the "Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 41 investment portfolios. These financial statements relate to the Fund's Strategic Portfolio I (the "Portfolio"). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001.

(A) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of management estimates. Actual results could differ from the estimates.

     SECURITY VALUATION: Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securities, which are primarily traded on foreign securities exchanges, are normally valued at the preceding closing values for such securities on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices or on the basis of quotations provided by a pricing service or dealer which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. An option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or futures contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time). Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Fund's Board of Trustees. As of March 31, 2003, there were no securities valued in accordance with such fair value procedures.

     DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared by the Portfolio each day on "settled" shares (i.e. shares for which the Portfolio has received payment) and are paid monthly. Over the course of a year, substantially all of the Portfolio's net investment income will be declared as dividends. Net realized capital gains, if any, are distributed at least annually.

BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSLATION: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) Market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) Purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Portfolio isolates that portion of gains and losses on investment securities, which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The Portfolio reports certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS: The Portfolio enters into forward foreign currency contracts as a hedge against either specific transactions or Portfolio positions. These contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the Portfolio intends to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at March 31, 2003, the Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                                            Unrealized
                                                                           Value At          Foreign
Settlement        Currency          Currency              Contract         March 31,         Exchange
  Date             Amount             Sold                 Amount            2003             (Loss)
------------------------------------------------------------------------------------------------------
4/10/03          10,929,329  European Currency Unit     $11,746,289       $11,909,936       $(163,647)
4/11/03          53,781,000  Danish Krone                 7,771,134         7,889,127        (117,993)
5/12/03          22,200,000  Canadian Dollar             15,066,169        15,080,501         (14,332)
                                                        -----------       -----------       ---------
                                                        $34,583,592       $34,879,564       $(295,972)
                                                        ===========       ===========       =========

BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                            Unrealized
                                                                           Value At          Foreign
Settlement        Currency          Currency              Contract         March 31,         Exchange
  Date             Amount            Bought                Amount            2003              Gain
------------------------------------------------------------------------------------------------------
4/10/03          500,000     European Currency Unit        $539,250        $544,846           $5,596
5/12/03          5,264,000   Canadian Dollar              3,574,887       3,575,845              958
                                                         ----------      ----------           ------
                                                         $4,114,137      $4,120,691           $6,554
                                                         ==========      ==========           ======

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold and the related gain or loss is determined by use of specific identification method for both financial reporting and federal income purposes. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

REVERSE REPURCHASE AGREEMENTS: The Portfolio may enter into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Portfolio enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. There were no reverse repurchase agreements held by the Portfolio during the six months ended March 31, 2003.

FUTURES TRANSACTIONS: The Portfolio invests in financial futures contracts solely for the purposes of hedging its existing portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Portfolio invests in futures contracts and options on futures contracts to commit funds awaiting investments in stocks or to maintain cash liquidity or for other hedging purposes. These futures contracts obligate a portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio

BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION WRITING/PURCHASING: The Portfolio may write or purchase financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio writes or purchases an option an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire, unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or loss on investment transactions. The Portfolio as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no options held by the Portfolio at March 31, 2003.

     OTHER: Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for the other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolio. For its advisory services, BlackRock, is entitled to receive fees, computed daily and paid monthly, at the annual rate of 0.20% of the Portfolio's average daily net assets.

     BlackRock may, at its discretion, waive all or any portion of its advisory fee for the Portfolio and may reimburse the Portfolio for certain operating expenses. For the six months ended March 31, 2003, advisory fees and waiver for the Portfolio were as follows:

BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        GROSS                                  NET
                      ADVISORY                               ADVISORY
                         FEE               WAIVER              FEE
                         ---               ------              ---
                       $33,771            $33,771               $0

     PFPC Inc. ("PFPC"), an indirect subsidiary of The PNC Financial Services Group, Inc. and BlackRock act as co-administrators for the Fund. For theses services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio, at the following annual rates: 0.085% of the first $500 million, 0.075% of the next $500 million and 0.065% of assets in excess of $1 billion. In addition, the Portfolio is charged an administration fee based on the following percentage of average daily net assets of the Portfolio: 0.145% of the first $500 million, 0.135% of the next $500 million and 0.125% of assets in excess of $1 billion.

     PFPC and BlackRock may, at their discretion, waive all or any portion of their administration fees for the Portfolio. For the six months ended March 31, 2003, administration fees and waivers for the Portfolio were as follows:

                       GROSS                                    NET
                  ADMINISTRATION                           ADMINISTRATION
                       FEE                 WAIVER               FEE
                       ---                 ------               ---
                     $38,837               $9,671             $29,166

     In addition, PFPC Trust Co., an indirect subsidiary of The PNC Financial Services Group, Inc., serves as custodian for the Portfolio. PFPC Inc. serves as transfer and dividend disbursing agent.

(C) PURCHASE AND SALES OF SECURITIES

     For the six months ended March 31, 2003, purchases and sales of investment securities, other than short-term investments and government securities, were $24,649,480 and $19,471,815 respectively. For the six months ended March 31, 2003, purchases and sales of government securities were $7,005,930 and $7,857,271 respectively.

BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

(D)  CAPITAL SHARES

Transactions in capital shares for each period were as follows:

                                               For the Six          For the
                                              Months Ended           Year
                                                 3/31/03             Ended
                                              (UNAUDITED)           9/30/02
                                              ------------          -------
Shares sold ................................    250,000             369,196
Shares issued in reinvestment
of dividends ...............................    175,307             471,388
Shares redeemed ............................         --            (935,298)
                                                -------            --------
Net increase/(decrease) ....................    425,307             (94,714)
                                                =======            ========

On March 31, 2003, three shareholders held approximately 50% of the outstanding shares of the Fund.

(E) AT MARCH 31, 2003, NET ASSETS CONSISTED OF:

Capital paid-in ..................................................  $33,849,992


Undistributed net investment income ..............................      306,692
Accumulated net realized loss on investment transactions,
futures contracts and foreign currency related transactions ......   (2,476,626)

Net unrealized appreciation on investment transactions,
futures contracts and foreign currency related transactions ......    2,981,378
                                                                    -----------
                                                                    $34,661,436
                                                                    ===========

(F) FEDERAL TAX INFORMATION

     No provision is made for Federal taxes as it is the Fund's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes. Short-term capital and foreign currency gain distributions that are reported in the Statement of Changes in Net Assets are reported as ordinary income for Federal tax purposes. There were no long-term capital gain distributions for the year ended September 30, 2002.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain,

BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

as appropriate, in the period that the differences arise. The following permanent differences as of September 30, 2002, attributable to realized foreign currency gains/(losses) and foreign futures realized gains/(losses) were reclassified to the following accounts:

                                                    INCREASE/       INCREASE/
                                                   (DECREASE)      (DECREASE)
                                   INCREASE/       ACCUMULATED    UNDISTRIBUTED
                                  (DECREASE)      NET REALIZED   NET INVESTMENT
                                PAID IN-CAPITAL    GAIN (LOSS)       INCOME
                                ---------------   ------------   --------------
Strategic Portfolio I                 --           $(2,348,815)   $2,348,815

These reclassifications had no effect on net assets or net asset value per share.

As of September 30, 2002, the components of distributable earnings/(accumulated losses) were as follows:

                                UNDISTRIBUTED   UNDISTRIBUTED     CAPITAL         POST-
                                  ORDINARY        LONG-TERM        LOSS          OCTOBER
                                   INCOME       CAPITAL GAIN    CARRYFOWARDS      LOSSES
                                -------------   -------------   ------------   -----------
Strategic Portfolio I            $1,222,726          --          $(371,681)    $(1,525,221)

     Post-October losses represent losses realized on investment transactions from November 1, 2001 through September 30, 2002 that, in accordance with Federal income tax regulations, the Portfolios defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At September 30, 2002, the Portfolio had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                EXPIRING SEPTEMBER 30
                                    ------------------------------------------
                                      2009            2010             TOTAL
                                      ----            ----             -----
Strategic Portfolio I               $276,180         $95,501          $371,681

                                 BLACKROCK FUNDS
--------------------------------------------------------------------------------

                                 FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 441-7762. Institutional and service share class investors should call (800) 441-7450.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF                     TOTAL FUND
                                            TERM OF                                      PORTFOLIOS                      COMPLEX
                            POSITION(S)    OFFICE (3)                                     IN FUND         OTHER        COMPENSATION
       NAME, ADDRESS,        HELD WITH    AND LENGTH        PRINCIPAL OCCUPATION(S)       COMPLEX     DIRECTORSHIPS      FOR THE
            AGE               FUND          OF TIME         DURING PAST FIVE YEARS        OVERSEEN       HELD BY      PERIOD ENDING
                                            SERVED                                       BY TRUSTEE      TRUSTEE          3/31/03
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Raymond J. Clark (1)          Trustee     Since 1996  Retired; Treasurer of Princeton      43                             $38,700
66 Greenway Terrace,                                  University from 1987 to 2001;
Princeton, NJ 08540                                   Ex-Officio Director of the
Age: 67                                               Princeton University Investment
                                                      Company and Chairman of the
                                                      Investment Committee for
                                                      Bi-Weekly Employees Retirement
                                                      Fund, Princeton University,
                                                      1987-2000; Director and Vice
                                                      President of Forrestal
                                                      Agricultural Corporation and
                                                      Forrestal Investment Corporation
                                                      and Director, FCC Corporation
                                                      (all wholly-owned by Princeton
                                                      University), 1987-2000; Director,
                                                      Forrestal Center Corporation
                                                      (wholly-owned by Princeton
                                                      University), 1986-1999.
------------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink (2)          Trustee and Since 2000  Director, Chairman and Chief         43       Director,             N/A
BlackRock, Inc.               President               Executive Officer of BlackRock,               BlackRock, Inc.;
40 E. 52nd Street                                     Inc. since its formation in 1998              Chairman of the
New York, NY 10022                                    and of BlackRock, Inc.'s                      Board and
Age: 49                                               predecessor entities since 1988;              Director of
                                                      Chairman of the Management                    Anthracite Capital,
                                                      Committee and Co-chair of the                 Inc.
                                                      Investment Strategy Group of
                                                      BlackRock, Inc.; formerly,
                                                      Managing Director of the First
                                                      Boston Corporation, Member of its
                                                      Management Committee, Co-head of
                                                      its Taxable Fixed Income Division
                                                      and Head of its Mortgage and Real
                                                      Estate Products Group; formerly,
                                                      Chairman of the Board and
                                                      Director of each of the
                                                      closed-end Trusts for which
                                                      BlackRock Advisors, Inc. serves
                                                      as investment advisor; Director
                                                      of BlackRock's offshore funds and
                                                      alternative investment vehicles
                                                      and Chairman of the Board of
                                                      Nomura BlackRock Asset Management
                                                      Co., Ltd.; Director of the New
                                                      York Stock Exchange; Vice
                                                      Chairman of the Board of Trustees
                                                      of Mount Sinai-New York
                                                      University Medical Center and
                                                      Health System; Co-Chairman of the
                                                      Board of Trustees of NYU
                                                      Hospitals Center; and a Member of
                                                      the Board of Trustees of NYU, NYU
                                                      School of Medicine and Phoenix
                                                      House.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF                     TOTAL FUND
                                            TERM OF                                      PORTFOLIOS                      COMPLEX
                            POSITION(S)    OFFICE (3)                                     IN FUND         OTHER        COMPENSATION
       NAME, ADDRESS,        HELD WITH    AND LENGTH        PRINCIPAL OCCUPATION(S)       COMPLEX     DIRECTORSHIPS      FOR THE
            AGE               FUND          OF TIME         DURING PAST FIVE YEARS        OVERSEEN       HELD BY      PERIOD ENDING
                                            SERVED                                       BY TRUSTEE      TRUSTEE          3/31/03
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Honorable Stuart E. Eizenstat Trustee     Since 2001  Partner, Covington & Burling (law    43                             $39,226
Covington & Burling                                   firm) (2001-Present); Deputy
1201 Pennsylvania Avenue, NW                          Secretary of the Treasury
Washington, DC  20004                                 (1999-2001), Under Secretary of
Age: 59                                               State for Economic, Business and
                                                      Agricultural Affairs (1997-1999),
                                                      Under Secretary of Commerce for
                                                      International Trade (1996-1997),
                                                      Special Representative of the
                                                      President and Secretary of State
                                                      on Holocaust Issues (1995-2001),
                                                      and U.S. Ambassador to the
                                                      European Union, Department of
                                                      State (1993-1996), Government of
                                                      the United States of America;
                                                      Partner, Vice-Chairman and
                                                      Chairman of the Washington
                                                      Office, Powell, Goldstein, Frazer
                                                      & Murphy (1981-1993); Director,
                                                      Overseas Private Investment
                                                      Corporation (1996-2001).
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez           Trustee     Since 1996  Retired; Director of USX             43       Director, ACE Limited $44,279
c/o BlackRock Funds           and Vice                Corporation (a diversified                    (insurance company);
100 Bellevue Parkway          Chairman of             company principally engaged in                Director and Chairman
Wilmington, DE 19809          the Board               energy and steel businesses),                 of the Board, RTI
Age: 58                                               1991 to 2001; Vice Chairman and               International Metals,
                                                      Chief Financial Officer                       Inc.; Director,
                                                      1994-2001, Executive Vice                     Eastman Chemical
                                                      President - Accounting and                    Company.
                                                      Finance and Chief Financial
                                                      Officer from 1991 to 1994.
------------------------------------------------------------------------------------------------------------------------------------
Dr. Judith Rodin              Trustee     Since 2001  President, Professor of              43       Director, Aetna Inc.; $38,700
President                                             Psychology (School of Arts and                Director, AMR
University of Pennsylvania                            Sciences), and Professor of                   Corporation; Director,
Office of the President                               Medicine and Psychiatry (School               Comcast Corporation;
100 College Hall                                      of Medicine), University of                   Director, Electronic
Philadelphia, PA 19104-6380                           Pennsylvania (1994-present);                  Data Systems
Age: 58                                               Provost (1992-1994), Dean of                  Corporation.
                                                      Graduate School of Arts and
                                                      Sciences (1991-1992), and Chair
                                                      of Psychology Department
                                                      (1989-1991), Yale University.
------------------------------------------------------------------------------------------------------------------------------------
David R. Wilmerding, Jr.      Trustee and Since 1996  Chairman, Wilmerding &               44 (4)                         $44,067
Rosemont Business Campus      Chairman of             Associates, Inc. (investment
Building One, Suite 100       the Board               advisers) since 1989; Director,
919 Conestoga Road                                    Beaver Management Corporation
Rosemont, PA 19010                                    (land management corporation);
Age: 67                                               Managing General Partner,
                                                      Chestnut Street Exchange Fund;
                                                      Director, Peoples First, The
                                                      Peoples Bank of Oxford; Director
                                                      Emeritus, The Mutual Fire, Marine
                                                      and Inland Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                      OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Paul Audet                    Treasurer   Since 2002  Managing Director and Chief          N/A                 N/A           N/A
BlackRock, Inc.                                       Financial Officer of BlackRock,
40 E. 52nd Street                                     Inc. since 1998; Treasurer of
New York, NY 10022                                    BlackRock Provident Institutional
Age: 49                                               Funds since 2001; Senior Vice
                                                      President of PNC Bank Corp.
                                                      from 1991 to 1998.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF                     TOTAL FUND
                                            TERM OF                                      PORTFOLIOS                      COMPLEX
                            POSITION(S)    OFFICE (3)                                     IN FUND         OTHER        COMPENSATION
       NAME, ADDRESS,        HELD WITH    AND LENGTH        PRINCIPAL OCCUPATION(S)       COMPLEX     DIRECTORSHIPS      FOR THE
            AGE               FUND          OF TIME         DURING PAST FIVE YEARS        OVERSEEN       HELD BY      PERIOD ENDING
                                            SERVED                                       BY TRUSTEE      TRUSTEE          3/31/03
------------------------------------------------------------------------------------------------------------------------------------
Anne Ackerley                 Assistant   Since 2000  Managing Director, BlackRock         N/A                 N/A           N/A
BlackRock, Inc.               Secretary               Advisors, Inc. since May 2000;
40 E. 52nd Street                                     First Vice President and Operating
New York, NY 10022                                    Officer, Mergers and Acquisitions
Age: 41                                               Group (1997-2000), First Vice
                                                      President and Operating Officer,
                                                      Public Finance Group (1995-1997),
                                                      and First Vice President, Emerging
                                                      Markets Fixed Income Research
                                                      (1994-1995), Merrill Lynch & Co.
------------------------------------------------------------------------------------------------------------------------------------
Ellen L. Corson               Assistant   Since 1998  Vice President and Director of       N/A                 N/A           N/A
PFPC Inc.                     Treasurer               Mutual Fund Accounting and
103 Bellevue Parkway                                  Administration, PFPC Inc. since
Wilmington, DE 19809                                  November 1997; Assistant Vice
Age: 38                                               President, PFPC Inc. from March
                                                      1997 to November 1997; Senior
                                                      Accounting Officer, PFPC Inc.
                                                      from March 1993 to March 1997.
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan             Secretary   Since 1997  Director and Senior Counsel          N/A                 N/A           N/A
BlackRock Advisors, Inc.                              (since January 2001), and Vice
100 Bellevue Parkway                                  President and Senior Counsel
Wilmington, DE 19809                                  (1998-2000), BlackRock Advisors,
Age: 43                                               Inc.; Senior Counsel, PNC Bank
                                                      Corp. from May 1995 to April
                                                      1998; Associate, Stradley, Ronon,
                                                      Stevens & Young, LLP from
                                                      March 1990 to May 1995.
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Clark may be deemed an interested person of the Fund due to certain family relationships with employees of PNC Bank.
(2) Mr. Fink is an interested person of the Fund due to his position at BlackRock, Inc.
(3) Each Trustee holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Trustees are elected and until his or her successor is elected and qualified and (2) such time as such Trustee resigns or his or her term as a Trustee is terminated in accordance with the Fund's code of regulations and Declaration of Trust. Each officer holds office for an indefinite term until he or she (1) is replaced by the Board of Trustees or (2) resigns.
(4) Includes 43 Portfolios of the Fund and one Portfolio of Chestnut Street Exchange Fund, which is managed by BlackRock Financial
    Management, Inc. and BlackRock Institutional Management Corporation.

                                       16

INVESTMENT ADVISER                        CO-ADMINISTRATOR AND TRANSFER AGENT
BlackRock Advisors, Inc.                  PFPC Inc.
Wilmington, Delaware 19809                Wilmington, Delaware 19809

CUSTODIAN                                 DISTRIBUTOR
PFPC Trust Co.                            BlackRock Distributors, Inc.
Philadelphia, Pennsylvania 19153          King of Prussia, Pennsylvania 19406

                                          CO-ADMINISTRATOR
                                          BlackRock Advisors, Inc.
                                          Wilmington, Delaware 19809

                                          COUNSEL
                                          Simpson Thacher & Bartlett
                                          New York, New York 10017

                                          INDEPENDENT ACCOUNTANTS
                                          PricewaterhouseCoopers LLP
                                          Philadelphia, Pennsylvania 19103


This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

The BlackRock Funds
103 Bellevue Parkway
Wilmington, DE 19809

--------------------------------------------------------------------------------
SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------